UNAUDITED CONSOLIDATED INTERIM CASH FLOW STATEMENTS - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
(Loss) income for the period	$ (6,925,938)	$ 2,245,864
Adjustments for:
Share-based compensation expense	3,143,769	0
Interest income	(255,671)	(413,909)
Amortization of intangibles	53,049	67,919
Unrealized foreign exchange gain	(622,130)	(230,968)
Impairment of patents	696,180	0
Impairment of VAT receivable	999,978	470,263
Impairment of deposit	0	400,000
Interest expense	5,457,835	4,879,843
Gain on remeasurement of embedded derivative	(1,549,000)	(14,145,000)
Gain on remeasurement of warrants	(1,060,000)	0
Gain on remeasurement of deferred consideration	(5,292,917)	0
Depreciation of property and equipment and right-of-use assets	712,137	630,741
Tax paid on behalf of grantee on vesting of RSUs	0	(18,624)
Deferred tax income	(108,268)	(180,816)
Operating loss before working capital changes	(4,750,976)	(6,294,687)
Changes in trade and other receivables	(49,412)	(221,430)
Changes in related party receivables	0	98,133
Changes in inventories	(13)	(94,052)
Changes in related party payables	60,687	(21,565)
Changes in trade and other payables	450,982	(177,889)
Net cash used in operating activities	(4,288,732)	(6,711,490)
Cash flows from investing activities
Interest received from bank	411,578	413,909
Patent costs incurred	(42,481)	(43,064)
Expenditure on property and equipment	(4,142)	(15,539)
Investment in exploration and evaluation assets	(15,394,617)	(10,183,006)
Net cash used in investing activities	(15,029,662)	(9,827,700)
Cash flows from financing activities
Gross proceeds from registered direct offering	25,080,000	0
Transaction costs of registered direct offering	(1,749,929)	0
Proceeds from exercise of warrants	0	1,150
Proceeds from exercise of stock options	48,068	0
Drawings from senior secured bridge loan facility	21,700,000	0
Transaction costs on senior secured bridge loan facility	(819,300)	0
Interest and commitment fees paid	(7,089,467)	0
Payment of lease liabilities	(746,180)	(287,314)
Net cash provided by (used in) financing activities	36,423,192	(286,164)
Net increase (decrease) in cash and cash equivalents	17,104,798	(16,825,354)
Effect of exchange rate changes on cash & cash equivalents	45,248	53,470
Cash and cash equivalents at beginning of period	20,144,250	29,283,942
Cash and cash equivalents at end of period	$ 37,294,296	$ 12,512,058